Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common Stock, shares authorized	500,000,000	500,000,000	500,000,000
Common Stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares issued	59,196,687	51,473,157	44,306,278
Common stock, shares outstanding	59,196,687	51,473,157	44,306,278